Financial Income, Net (Narrative) (Details) € in Thousands	12 Months Ended
Dec. 31, 2013 EUR (€)
Interest expense on Non convertible debenture	€ 1,889
Interest on Non convertible debenture	€ 252
interest coupon	9.00%